Principal Activities and Reorganization - Additional Information (Detail)		12 Months Ended
	Oct. 20, 2017 $ / shares	Dec. 31, 2019 $ / shares	Jun. 30, 2012 $ / shares
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Date of incorporation		Jun. 06, 2012
Place of incorporation		Cayman Islands
Share split, description		Each of ordinary share and preferred share of the Company was subdivided into 100 shares at a par value of US$0.00001
Preferred stock shares converted and designated	100
Ordinary shares, par value	$ 0.00001	$ 0.00001	$ 0.00001
Preferred shares, par value	$ 0.00001